COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Minimum Rental due in Future Periods
The total minimum rental due in future periods under these existing agreements is as follows as of December 31, 2013:

(In Thousands)
2014	$860
2015	767
2016	541
2017	497
2018	508
Thereafter	912
Total	$4,085